Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 90,988,227	$ 91,447,620
Restricted cash	805,031	179,421
Short-term investments	11,657,037	40,666,617
Accounts receivable, net	21,773,427	18,516,150
Advance to suppliers, net	23,513,570	9,213,279
Receivables from supply chain solutions	25,479,070	59,792,613
Inventories	21,116,488	3,979,653
Prepaid expenses and other current assets	2,415,193	4,002,675
Assets of discontinued operations - current	2,192,059
TOTAL CURRENT ASSETS	199,940,102	227,798,028
NON-CURRENT ASSETS:
Property and equipment, net	520,051	464,156
Intangible assets, net	2,318,861	2,850,853
Right-of-use assets, net	3,396,841	479,473
Equity investments	352,139	404,022
Investment in limited partnership and other investments	15,863,334	16,207,152
Goodwill	24,521,872	25,774,402
Long-term investments	2,985,921
Assets of discontinued operations – non-current	90,202
TOTAL NON-CURRENT ASSETS	50,049,221	46,180,058
TOTAL ASSETS	249,989,323	273,978,086
CURRENT LIABILITIES:
Accounts payable	9,093,363	34,997,401
Short-term bank loans		784,609
Accrued expenses and other current liabilities	6,269,465	3,575,836
Operating lease liabilities - current	623,019	337,698
Payables to supply chain solutions	6,015,680	25,922,931
Advances from customer	11,778,616	3,429,103
Taxes payable	2,436,421	8,851,898
Loan from related party	9,528,965	10,528,965
Due to related parties - current	8,054,523	295,336
Liabilities of discontinued operations - current	911,513
TOTAL CURRENT LIABILITIES	54,711,565	88,723,777
Operating lease liabilities – non-current	2,773,822	148,988
Deferred tax liabilities	390,036	504,033
Liabilities of discontinued operations - non-current	1,039,317
TOTAL LIABILITIES	58,914,740	89,376,798
SHAREHOLDERS’ EQUITY:
Class A common stock, $0.001 par value, 310,000,000 and 40,000,000 shares authorized as of June 30, 2022 and December 31, 2021, respectively; 40,062,629 and 39,812,629 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively.	40,063	39,813
Class B common stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of June 30, 2022 and December 31, 2021
Additional paid-in capital	130,503,387	130,318,637
Retained earnings	51,990,659	37,819,226
Statutory reserves	6,942,111	6,942,111
Unearned compensation		(125,630)
Accumulated other comprehensive (loss) income	(2,550,788)	5,632,199
COMMON SHAREHOLDERS’ EQUITY	186,925,432	180,626,356
Non-controlling interests	4,149,151	3,974,932
TOTAL SHAREHOLDERS’ EQUITY	191,074,583	184,601,288
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 249,989,323	$ 273,978,086